Derivative Financial Instruments and Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 698,264	$ 371,532	$ 881,172
Effects of foreign currency exchange rate changes			38
Reductions due to conversions		(1,388,764)	(861,695)
Reductions due to repayment of debt		(936,650)	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	75,000	180,000	543,744
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option		382,944	313,694
Initial fair value of embedded conversion option derivative liability recorded as expense	80,904
Change in fair value included in statements of operations	(599,860)	2,089,202	(306,082)
Balance at Ending	$ 254,308	$ 698,264	$ 371,532